Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 kr / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Share-based payment reserve			€ 199,900	€ 133,100
Treasury shares reserve			21,600
Nominal amount of treasury shares	€ 149		€ 21	€ 0
Nominal value common shares | kr / shares		kr 1
Convertible Senior Notes	399,186
Derivative liabilities	€ 157,950
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares	€ 0.13